Current and Long-term Liabilities - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Estimated liability for indirect taxes	$ 35,899		$ 27,238
Reduction in rent expense due to the release of the deferred rent balance	377
Deferred rent	1,125		$ 9,747
Deferred rent , short term	1,125	$ 1,156
Deferred rent , long term	$ 9,747	$ 9,634